Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.9%
		Australia—3.3%
210,000		DEXUS	$ 1,010,867
175,000		Orica Ltd.	1,948,680
160,000		QBE Insurance Group Ltd.	1,813,189
450,000		Steadfast Group Ltd.	1,696,271
150,000		Technology One Ltd.	1,654,251
		TOTAL	8,123,258
		Austria—0.7%
45,000		Erste Group Bank AG	1,795,841
		Brazil—0.6%
240,000		Totvs SA	1,481,684
		Canada—10.4%
180,000		Alamos Gold, Inc.	2,123,420
110,000	[1]	CAE, Inc.	2,053,863
70,000		Cameco Corp.	2,836,827
35,000		Dollarama, Inc.	2,707,365
95,000	[1,2]	Fusion Pharmaceuticals, Inc.	1,136,200
70,000		Gildan Activewear, Inc.	2,437,608
10,500	[1]	Kinaxis, Inc.	1,088,413
175,000		Pason Systems, Inc.	1,784,622
20,000	[1]	The Descartes Systems Group, Inc.	1,733,486
75,000		The North West Company Fund	2,227,646
90,000		TMX Group, Inc.	2,360,830
35,000		Tourmaline Oil Corp.	1,583,981
260,000	[2]	Whitecap Resources, Inc.	1,804,664
		TOTAL	25,878,925
		Cayman Islands—0.4%
60,000		Patria Investments Ltd.	894,000
		Denmark—0.7%
30,000		Sydbank AS	1,608,065
		Faroe Islands—0.6%
25,000		Bakkafrost P/F	1,561,138
		Finland—0.6%
135,000		Metso Corp.	1,442,021
		France—3.7%
14,000		Gecina SA	1,352,321
12,300		Nexans SA	1,264,738
35,000		Renault SA	1,459,388
45,000		SCOR SE	1,370,907
9,000	[1]	Silicon-On-Insulator Technologies S.O.I.T.E.C.	1,324,366
10,000		Teleperformance	1,240,544
7,000	[1]	Vusion Group	1,087,386
		TOTAL	9,099,650
		Germany—7.4%
40,000		Aixtron SE	1,110,937
45,000		CTS Eventim AG	3,536,967
20,000		Fielmann Group AG	946,673

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
25,000		Heidelberg Materials AG	$ 2,424,435
2,000		Rational AG	1,643,331
75,000	[1]	RENK GmbH	2,191,864
11,000		Rheinmetall AG	5,043,349
22,000		Stabilus SA	1,451,943
		TOTAL	18,349,499
		Hong Kong—0.9%
175,000		ASM Pacific Technology Ltd.	2,149,186
		India—2.7%
125,000		Axis Bank Ltd.	1,614,373
180,000		Tata Global Beverages Ltd.	2,576,034
150,000		Varun Beverages Ltd.	2,542,103
		TOTAL	6,732,510
		Ireland—1.7%
165,000		Bank of Ireland Group PLC	1,437,488
25,000	[1]	Moonlake Immunotherapeutics	1,206,000
39,500		Smurfit Kappa Group PLC	1,685,815
		TOTAL	4,329,303
		Israel—0.7%
7,000	[1]	NICE Ltd., ADR	1,716,050
		Italy—5.2%
267,000		Banco BPM SpA	1,556,797
25,000		Brunello Cucinelli SpA	3,006,405
150,000		Davide Campari-Milano NV	1,523,246
180,000	[1]	Iveco Group NV	2,217,335
20,000		Moncler SpA	1,441,555
35,000		Prysmian SpA	1,745,170
35,000		Sanlorenzo SpA	1,563,442
		TOTAL	13,053,950
		Japan—16.2%
45,000		Aisin Seiki Co.	1,698,445
45,000		Asahi Group Holdings Ltd.	1,542,917
40,000		Asics Corp.	1,704,041
45,000		Azbil Corp.	1,321,547
100,000		Daifuku Co.	2,358,719
10,500		Disco Corp.	3,416,845
21,000		Horiba Ltd.	2,052,710
90,000	[2]	IHI Corp.	1,984,374
1,720		Japan Hotel REIT Investment Corp.	833,621
25,000		Kikkoman Corp.	1,637,250
60,000		Kusuri No Aoki Holdings Co., Ltd.	1,254,551
56,000		Nabtesco Corp.	934,789
750		Nippon Prologis REIT, Inc.	1,255,268
80,000		Nippon Sanso Holdings Corp.	2,321,265
12,000		Nitori Holdings Co., Ltd.	1,761,909
80,000		Pan Pacific International Holdings Corp.	1,875,040
80,000	[1]	Park 24 Co., Ltd.	950,058
430,000		Resona Holdings, Inc.	2,342,063
72,000		Rohm Co., Ltd.	1,229,273
70,000		Seiko Corp.	1,630,264
80,000		Shoei Co., Ltd.	1,129,156

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
70,000		Simplex Holdings, Inc.	$ 1,194,757
40,000		Sompo Holdings, Inc.	2,347,807
140,000		Topcon Corp.	1,664,891
		TOTAL	40,441,560
		Luxembourg—0.9%
10,000	[1]	Globant SA	2,231,700
		Macau—0.7%
1,150,000	[1]	MGM China Holdings Ltd.	1,855,636
		Mexico—2.3%
90,000		Gruma SA, Class B	1,603,174
150,000		Grupo Aeroportuario del Pacifico SA, Class B	2,217,757
407,809		Prologis Property Mexico SA de CV	1,813,627
		TOTAL	5,634,558
		Netherlands—3.3%
26,000		Akzo Nobel NV	1,893,541
5,000	[1]	Argenx SE, ADR	1,900,050
2,500		ASM International NV	1,535,145
5,000		BE Semiconductor Industries NV	907,732
22,000		Euronext NV	2,028,094
		TOTAL	8,264,562
		New Zealand—0.4%
13,000	[1]	Xero Ltd.	1,078,020
		Norway—1.5%
200,000		Norsk Hydro ASA	1,029,609
180,000		Subsea 7 SA	2,626,871
		TOTAL	3,656,480
		Poland—0.6%
13,000	[1]	Dino Polska SA	1,513,597
		Singapore—0.9%
400,000	[1]	Grab Holdings Ltd.	1,228,000
21,000		STMicroelectronics NV	954,707
		TOTAL	2,182,707
		South Africa—0.6%
100,000		Clicks Group, Ltd.	1,565,047
		South Korea—0.8%
45,000		Hana Financial Holdings	1,916,271
		Spain—3.3%
1,200,000		Banco de Sabadell SA	1,552,291
35,000		Cellnex Telecom, SA	1,259,602
105,000		Cia de Distribucion Integral Logista Holdings SA	2,818,812
150,000		Merlin Properties SOCIMI SA	1,421,437
12,000		Vidrala SA	1,230,718
		TOTAL	8,282,860
		Sweden—2.9%
45,000		Boliden AB	1,140,827
15,000		Evolution AB	1,945,689
50,000		Hemnet Group AB	1,529,436
110,000	[1]	Swedish Orphan Biovitrum AB	2,700,708
		TOTAL	7,316,660
		Switzerland—2.8%
44,700		Adecco Group AG	1,793,621

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
7,000	[1]	ICON PLC	$ 2,244,340
55,000	[1]	On Holding AG	1,926,100
2,700		Tecan AG	1,053,883
		TOTAL	7,017,944
		Thailand—0.6%
800,000		Central Pattana PCL, GDR	1,452,686
		United Kingdom—17.5%
100,000		Anglo American PLC	2,153,268
35,000		Ashtead Group PLC	2,526,276
400,000		B&M European Value Retail SA	2,654,896
150,000		Britvic	1,610,158
35,000		Cranswick PLC	1,703,316
60,000		Diploma PLC	2,618,728
8,000		Ferguson PLC	1,668,761
60,000		Greggs PLC	2,047,444
120,000		IMI PLC	2,627,830
59,830	[1,2]	Manchester United PLC- Class A	909,416
250,000		Melrose Industries PLC	2,005,488
18,000		Next PLC	1,895,180
390,000		Qinetiq PLC	1,830,056
325,000		Redrow PLC	2,629,997
250,000		Rightmove PLC	1,796,400
750,000	[1]	Rolls-Royce Holdings PLC	3,499,320
500,000		Rotork PLC	1,952,491
12,000		Spirax-Sarco Engineering PLC	1,565,594
120,000		TechnipFMC PLC	2,602,800
300,000	[1]	Trainline PLC	1,175,917
180,000		Unite Group PLC	2,182,321
		TOTAL	43,655,657
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,956,189)	236,281,025
		INVESTMENT COMPANIES—6.8%
4,659,812		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	4,659,812
12,361,484		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[3]	12,363,957
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,020,948)	17,023,769
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $209,977,137)	253,304,794
		OTHER ASSETS AND LIABILITIES - NET—(1.7%)[4]	(4,302,487)
		TOTAL NET ASSETS—100%	$249,002,307

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended February 29, 2024, were as follows:
Fusion Pharmaceuticals, Inc.
Value as of 11/30/2023	$831,000
Purchases at Cost	$—
Proceeds from Sales	$(641,688)
Change in Unrealized Appreciation/Depreciation	$919,048
Net Realized Gain/(Loss)	$27,840
Value as of 2/29/2024	$1,136,200
Shares Held as of 2/29/2024	95,000
Dividend Income	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$2,137,636	$14,963,240	$17,100,876
Purchases at Cost	$11,468,061	$25,569,490	$37,037,551
Proceeds from Sales	$(8,945,885)	$(28,167,703)	$(37,113,588)
Change in Unrealized Appreciation/Depreciation	$—	$(6,522)	$(6,522)
Net Realized Gain/(Loss)	$—	$5,452	$5,452
Value as of 2/29/2024	$4,659,812	$12,363,957	$17,023,769
Shares Held as of 2/29/2024	4,659,812	12,361,484	17,021,296
Dividend Income	$25,622	$129,001	$154,623

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 29, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,466,799	$4,659,812

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$52,045,488	$184,235,537	$—	$236,281,025
Investment Companies	17,023,769	—	—	17,023,769
TOTAL SECURITIES	$69,069,257	$184,235,537	$—	$253,304,794

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust